SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
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Number of Reserved and Authorized Shares Under the Equity Incentive Plans
As of December 31, 2021, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2021
Stock Options outstanding	8.2
RSU outstanding	2.2
PSU outstanding	0.1
Ordinary shares available for issuance under the Equity Incentive Plans	3.4

Total Reserved and Authorized Shares as of December 31, 2021	13.9

Summary of Stock Option Activity and Related Information
As of December 31, 2021 the aggregate amount of shares, stock options, RSU and PSU outstanding is 139.6.
A summary of the Company’s stock option activity and related information is as follows:

	Options	Weighted average exercise price	Aggregate intrinsic value
	2021

Outstanding at beginning of year	9.4	$106.99	$244.3
Granted	1.0	$121.59
Exercised	(1.9)	$88.20
Forfeited	(0.3)	$112.99

Outstanding at December 31, 2021	8.2	$113.07	$37.1

Exercisable at December 31, 2021	5.3	$111.67	$27.6

Summary of Restricted Stock Units Activity
A summary of the Company’s RSUs and PSUs activity is as follows:

	Year ended December 31, 2021
	RSUs	PSUs		Total

Unvested at beginning of year	1.7	-		1.7
Granted	1.5	0.1		1.6
Vested	(0.6)	*	)	(0.6)
Forfeited	(0.4)	*	)	(0.4)

	2.2	0.1		2.3

*)    Represents an amount lower than 0.1

Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs
Stock-based compensation expense related to stock options, RSUs and PSUs is included in the consolidated statements of income as follows:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$4.8	$4.5	$4.4
Research and development	31.8	23.5	18.9
Selling and marketing	42.8	36.8	28.8
General and administrative	40.9	47.7	54.6

	$120.3	$112.5	$106.7